UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE  68130

(Address of principal executive offices)

(Zip code)

James Ash

 Gemini Fund Services, LLC., 450 Wireless Boulevard; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  09/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

TOPSTM Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 97.3%
	EQUITY FUNDS - 97.3%
789	Guggenheim Timber ETF	$ 14,510
170	iShares MSCI Brazil Index Fund	9,188
1,348	iShares S&P 500 Growth Index Fund	104,942
1,286	iShares S&P 500 Value Index Fund	84,606
1,133	iShares S&P MidCap 400 Index Fund	111,804
1,550	iShares S&P SmallCap 600 Index Fund	119,458
357	SPDR Dow Jones International Real Estate ETF	14,012
186	SPDR Dow Jones REIT ETF	13,385
156	SPDR S&P China ETF	10,157
283	SPDR S&P Global Natural Resources ETF	14,368
244	Vanguard FTSE All-World ex-US Small-Cap ETF	21,338
2,932	Vanguard FTSE All-World ex-US ETF	125,959
857	Vanguard MSCI Emerging Markets ETF	35,780
539	WisdomTree India Earnings Fund	10,209
	TOTAL EXCHANGE TRADED FUNDS (Cost - $677,682)	689,716

	SHORT-TERM INVESTMENT - 2.6%
	MONEY MARKET FUND - 2.6%
18,582	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.09% (a) (Cost - $18,582)	18,582

	TOTAL INVESTMENTS - 99.9% (Cost - $696,264) (b)	$ 708,298
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%	598
	TOTAL NET ASSETS - 100.0%	$ 708,896

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2012.
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ 12,413
	Unrealized depreciation:	(379)
	Net unrealized appreciation:	$ 12,034

TOPSTM Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 47.9%
1,836	iShares Barclays 3-7 Year Treasury Bond Fund	$ 227,131
3,991	iShares Barclays TIPS Bond Fund	485,944
1,754	iShares iBoxx $ High Yield Corporate Bond Fund	162,017
1,865	iShares iBoxx Investment Grade Corporate Bond Fund	227,101
2,601	PowerShares Senior Loan Portfolio	64,895
4,212	SPDR Barclays Capital Short Term Corporate Bond ETF	129,898
3,133	SPDR DB International Government Inflation-Protected Bond ETF	194,121
1,241	WisdomTree Emerging Markets Local Debt Fund	64,917
		1,556,024
	EQUITY FUNDS - 50.1%
1,769	Guggenheim Timber ETF	32,532
422	iShares MSCI Brazil Index Fund	22,809
2,925	iShares S&P 500 Growth Index Fund	227,711
4,450	iShares S&P 500 Value Index Fund	292,766
1,977	iShares S&P MidCap 400 Index Fund	195,090
1,684	iShares S&P SmallCap 600 Index Fund	129,786
2,482	SPDR Dow Jones International Real Estate ETF	97,419
1,355	SPDR Dow Jones REIT ETF	97,506
349	SPDR S&P China ETF	22,723
640	SPDR S&P Global Natural Resources ETF	32,493
305	Vanguard Energy ETF	32,629
742	Vanguard FTSE All-World ex-US Small-Cap ETF	64,888
6,048	Vanguard FTSE All-World ex-US ETF	259,822
393	Vanguard Materials ETF	32,580
1,559	Vanguard MSCI Emerging Markets ETF	65,088
1,029	WisdomTree India Earnings Fund	19,489
		1,625,331
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,124,960)	3,181,355

	SHORT-TERM INVESTMENT - 0.7%
	MONEY MARKET FUND - 0.7%
22,604	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.09% (a) (Cost - $22,604)	22,604

	TOTAL INVESTMENTS - 98.7% (Cost - $3,147,564) (b)	$ 3,203,959
	OTHER ASSETS LESS LIABILITIES - NET - 1.3%	43,191
	TOTAL NET ASSETS - 100.0%	$ 3,247,150

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2012.
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ 58,308
	Unrealized depreciation:	(1,913)
	Net unrealized appreciation:	$ 56,395

TOPSTM Capital Preservation ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 68.0%
385	iShares Barclays 1-3 Year Treasury Bond Fund	$ 32,533
376	iShares Barclays 3-7 Year Treasury Bond Fund	46,515
686	iShares Barclays TIPS Bond Fund	83,527
201	iShares iBoxx $ High Yield Corporate Bond Fund	18,566
458	iShares iBoxx Investment Grade Corporate Bond Fund	55,771
373	PowerShares Senior Loan Portfolio	9,306
906	SPDR Barclays Capital Short Term Corporate Bond ETF	27,941
524	SPDR DB International Government Inflation-Protected Bond ETF	32,467
179	WisdomTree Emerging Markets Local Debt Fund	9,364
		315,990
	EQUITY FUNDS - 30.0%
299	iShares S&P 500 Growth Index Fund	23,277
496	iShares S&P 500 Value Index Fund	32,632
188	iShares S&P MidCap 400 Index Fund	18,552
121	iShares S&P SmallCap 600 Index Fund	9,326
237	SPDR Dow Jones International Real Estate ETF	9,302
130	SPDR Dow Jones REIT ETF	9,355
183	SPDR S&P Global Natural Resources ETF	9,291
54	Vanguard FTSE All-World ex-US Small-Cap ETF	4,722
541	Vanguard FTSE All-World ex-US ETF	23,241
		139,698
	TOTAL EXCHANGE TRADED FUNDS (Cost - $445,650)	455,688

	SHORT-TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
10,715	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.09% (a) (Cost - $10,715)	10,715

	TOTAL INVESTMENTS - 100.3% (Cost - $456,365) (b)	$ 466,403
	OTHER ASSETS LESS LIABILITIES - NET - (0.3)%	(1,382)
	TOTAL NET ASSETS - 100.0%	$ 465,021

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2012.
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ 10,094
	Unrealized depreciation:	(56)
	Net unrealized appreciation:	$ 10,038

TOPSTM Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 13.0%
1,008	iShares Barclays TIPS Bond Fund	$ 122,734
886	iShares iBoxx $ High Yield Corporate Bond Fund	81,840
1,177	WisdomTree Emerging Markets Local Debt Fund	61,569
		266,143
	EQUITY FUNDS - 85.0%
2,233	Guggenheim Timber ETF	41,065
380	iShares MSCI Brazil Index Fund	20,539
3,430	iShares S&P 500 Growth Index Fund	267,026
3,122	iShares S&P 500 Value Index Fund	205,396
2,497	iShares S&P MidCap 400 Index Fund	246,404
3,456	iShares S&P SmallCap 600 Index Fund	266,354
1,568	SPDR Dow Jones International Real Estate ETF	61,544
570	SPDR Dow Jones REIT ETF	41,017
316	SPDR S&P China ETF	20,575
1,212	SPDR S&P Global Natural Resources ETF	61,533
193	Vanguard Energy ETF	20,647
470	Vanguard FTSE All-World ex-US Small-Cap ETF	41,102
8,118	Vanguard FTSE All-World ex-US ETF	348,749
248	Vanguard Materials ETF	20,559
1,475	Vanguard MSCI Emerging Markets ETF	61,581
1,084	WisdomTree India Earnings Fund	20,531
		1,744,622
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,958,263)	2,010,765

	SHORT-TERM INVESTMENT - 2.6%
	MONEY MARKET FUND - 2.6%
53,496	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.09% (a) (Cost - $53,496)	53,496

	TOTAL INVESTMENTS - 100.6% (Cost - $2,011,759) (b)	$ 2,064,261
	OTHER ASSETS LESS LIABILITIES - NET - (0.6)%	(12,099)
	TOTAL NET ASSETS - 100.0%	$ 2,052,162

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2012.
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ 53,398
	Unrealized depreciation:	(896)
	Net unrealized appreciation:	$ 52,502

TOPSTM Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 32.9%
1,420	iShares Barclays TIPS Bond Fund	$ 172,899
936	iShares iBoxx $ High Yield Corporate Bond Fund	86,458
995	iShares iBoxx Investment Grade Corporate Bond Fund	121,161
1,387	PowerShares Senior Loan Portfolio	34,606
1,685	SPDR Barclays Capital Short Term Corporate Bond ETF	51,965
1,115	SPDR DB International Government Inflation-Protected Bond ETF	69,085
663	WisdomTree Emerging Markets Local Debt Fund	34,682
		570,856
	EQUITY FUNDS - 65.1%
1,887	Guggenheim Timber ETF	34,702
225	iShares MSCI Brazil Index Fund	12,161
2,230	iShares S&P 500 Growth Index Fund	173,606
2,111	iShares S&P 500 Value Index Fund	138,883
1,759	iShares S&P MidCap 400 Index Fund	173,578
1,797	iShares S&P SmallCap 600 Index Fund	138,495
1,325	SPDR Dow Jones International Real Estate ETF	52,006
482	SPDR Dow Jones REIT ETF	34,685
186	SPDR S&P China ETF	12,110
683	SPDR S&P Global Natural Resources ETF	34,676
163	Vanguard Energy ETF	17,438
396	Vanguard FTSE All-World ex-US Small-Cap ETF	34,630
4,844	Vanguard FTSE All-World ex-US ETF	208,098
210	Vanguard Materials ETF	17,409
832	Vanguard MSCI Emerging Markets ETF	34,736
550	WisdomTree India Earnings Fund	10,417
		1,127,630
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,635,655)	1,698,486

	SHORT-TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
40,350	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.09% (a) (Cost - $40,350)	40,350

	TOTAL INVESTMENTS - 100.3% (Cost - $1,676,005) (b)	$ 1,738,836
	OTHER ASSETS LESS LIABILITIES - NET - (0.3)%	(5,565)
	NET ASSETS - 100.0%	$ 1,733,271

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2012.
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ 63,676
	Unrealized depreciation:	(845)
	Net unrealized appreciation:	$ 62,831

TOPSTM Protected Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 43.2%
130,777	iShares Barclays 3-7 Year Treasury Bond Fund	$ 16,178,423
284,620	iShares Barclays TIPS Bond Fund	34,655,331
124,882	iShares iBoxx $ High Yield Corporate Bond Fund	11,535,350
132,882	iShares iBoxx Investment Grade Corporate Bond Fund	16,181,041
185,297	PowerShares Senior Loan Portfolio	4,623,160
300,010	SPDR Barclays Capital Short Term Corporate Bond ETF	9,252,309
223,193	SPDR DB International Government Inflation-Protected Bond ETF	13,829,038
88,431	WisdomTree Emerging Markets Local Debt Fund	4,625,826
		110,880,478
	EQUITY FUNDS - 45.1%
125,834	Guggenheim Timber ETF	2,314,087
28,586	iShares MSCI Brazil Index Fund	1,545,073
208,096	iShares S&P 500 Growth Index Fund	16,200,274
316,751	iShares S&P 500 Value Index Fund	20,839,048
140,720	iShares S&P MidCap 400 Index Fund	13,886,250
119,879	iShares S&P SmallCap 600 Index Fund	9,239,075
176,735	SPDR Dow Jones International Real Estate ETF	6,936,849
96,351	SPDR Dow Jones REIT ETF	6,933,418
23,701	SPDR S&P China ETF	1,543,172
45,530	SPDR S&P Global Natural Resources ETF	2,311,558
21,683	Vanguard Energy ETF	2,319,647
52,878	Vanguard FTSE All-World ex-US Small-Cap ETF	4,624,181
430,862	Vanguard FTSE All-World ex-US ETF	18,509,832
27,948	Vanguard Materials ETF	2,316,889
110,899	Vanguard MSCI Emerging Markets ETF	4,630,033
81,494	WisdomTree India Earnings Fund	1,543,496
		115,692,882
	TOTAL EXCHANGE TRADED FUNDS (Cost - $219,576,856)	226,573,360

	SHORT-TERM INVESTMENT - 13.5%
	MONEY MARKET FUND - 13.5%
34,766,124	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.09% (a) (Cost - $34,766,124)	34,766,124

	TOTAL INVESTMENTS - 101.8% (Cost - $254,342,980) (b)	$ 261,339,484
	OTHER ASSETS LESS LIABILITIES - NET - (1.8)%	(4,550,292)
	TOTAL NET ASSETS - 100.0%	$ 256,789,192

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2012.
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ 7,085,358
	Unrealized depreciation:	(88,854)
	Net unrealized appreciation:	$ 6,996,504

Long		Unrealized
Contracts		Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS
32	MSCI EAFE Index Mini December 2012
	(Underlying Face Amount at Value $2,397,120)	$ (68,405)
39	MSCI Emerging Market Index Mini December 2012
	(Underlying Face Amount at Value $1,938,300)	(23,110)
24	Russell 2000 Index Mini December 2012
	(Underlying Face Amount at Value $2,002,560)	(50,845)
35	S&P 500 Index E-Mini December 2012
	(Underlying Face Amount at Value $2,509,938)	(34,900)
14	S&P Midcap 400 Index E-Mini December 2012
	(Underlying Face Amount at Value $1,381,100)	(37,240)

	Net Unrealized Loss from Open Long Futures Contracts	$ (214,500)

TOPSTM Protected Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 88.1%
	DEBT FUNDS - 11.7%
223,208	iShares Barclays TIPS Bond Fund	$ 27,177,806
195,764	iShares iBoxx $ High Yield Corporate Bond Fund	18,082,721
260,044	WisdomTree Emerging Markets Local Debt Fund	13,602,902
		58,863,429
	EQUITY FUNDS - 76.4%
492,647	Guggenheim Timber ETF	9,059,778
83,871	iShares MSCI Brazil Index Fund	4,533,228
756,728	iShares S&P 500 Growth Index Fund	58,911,275
688,747	iShares S&P 500 Value Index Fund	45,312,665
550,690	iShares S&P MidCap 400 Index Fund	54,342,089
762,015	iShares S&P SmallCap 600 Index Fund	58,728,496
345,881	SPDR Dow Jones International Real Estate ETF	13,575,829
125,743	SPDR Dow Jones REIT ETF	9,048,466
69,669	SPDR S&P China ETF	4,536,149
267,250	SPDR S&P Global Natural Resources ETF	13,568,283
42,431	Vanguard Energy ETF	4,539,268
103,623	Vanguard FTSE All-World ex-US Small-Cap ETF	9,061,831
1,790,474	Vanguard FTSE All-World ex-US ETF	76,918,763
54,682	Vanguard Materials ETF	4,533,138
325,345	Vanguard MSCI Emerging Markets ETF	13,583,154
239,044	WisdomTree India Earnings Fund	4,527,493
		384,779,905
	TOTAL EXCHANGE TRADED FUNDS (Cost - $427,568,332)	443,643,334

	SHORT-TERM INVESTMENT - 13.6%
	MONEY MARKET FUND - 13.6%
68,270,458	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.09% (a) (Cost - $68,270,458)	68,270,458

	TOTAL INVESTMENTS - 101.7% (Cost - $495,838,790) (b)	$ 511,913,792
	OTHER ASSETS LESS LIABILITIES - NET - (1.7)%	(8,640,519)
	TOTAL NET ASSETS - 100.0%	$ 503,273,273

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2012.
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ 16,456,497
	Unrealized depreciation:	(381,495)
	Net unrealized appreciation:	$ 16,075,002

Short		Unrealized
Contracts		Gain / (Loss)
	OPEN SHORT FUTURES CONTRACTS
(93)	MSCI EAFE Index Mini December 2012
	(Underlying Face Amount at Value $6,966,630)	$ 66,320
(102)	MSCI Emerging Market Index Mini December 2012
	(Underlying Face Amount at Value $5,069,400)	(35,385)
(86)	Russell 2000 Index Mini December 2012
	(Underlying Face Amount at Value $7,175,840)	(23,480)
(84)	S&P 500 Index E-Mini December 2012
	(Underlying Face Amount at Value $6,023,850)	(17,700)
(46)	S&P Midcap 400 Index E-Mini December 2012
	(Underlying Face Amount at Value $4,537,900)	(30,760)

	Net Unrealized Loss from Open Short Futures Contracts	$ (41,005)

TOPSTM Protected Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 29.7%
289,195	iShares Barclays TIPS Bond Fund	$ 35,212,383
190,316	iShares iBoxx $ High Yield Corporate Bond Fund	17,579,489
202,551	iShares iBoxx Investment Grade Corporate Bond Fund	24,664,635
282,333	PowerShares Senior Loan Portfolio	7,044,208
342,976	SPDR Barclays Capital Short Term Corporate Bond ETF	10,577,380
226,702	SPDR DB International Government Inflation-Protected Bond ETF	14,046,456
134,794	WisdomTree Emerging Markets Local Debt Fund	7,051,074
		116,175,625
	EQUITY FUNDS - 58.5%
383,825	Guggenheim Timber ETF	7,058,542
43,540	iShares MSCI Brazil Index Fund	2,353,337
453,126	iShares S&P 500 Growth Index Fund	35,275,859
428,977	iShares S&P 500 Value Index Fund	28,222,397
357,390	iShares S&P MidCap 400 Index Fund	35,267,245
365,273	iShares S&P SmallCap 600 Index Fund	28,151,590
269,251	SPDR Dow Jones International Real Estate ETF	10,568,102
97,862	SPDR Dow Jones REIT ETF	7,042,149
36,127	SPDR S&P China ETF	2,352,229
138,748	SPDR S&P Global Natural Resources ETF	7,044,236
33,035	Vanguard Energy ETF	3,534,084
80,602	Vanguard FTSE All-World ex-US Small-Cap ETF	7,048,645
984,450	Vanguard FTSE All-World ex-US ETF	42,291,972
42,601	Vanguard Materials ETF	3,531,623
168,953	Vanguard MSCI Emerging Markets ETF	7,053,788
124,024	WisdomTree India Earnings Fund	2,349,015
		229,144,813
	TOTAL EXCHANGE TRADED FUNDS (Cost - $332,764,260)	345,320,438

	SHORT-TERM INVESTMENT - 13.3%
	MONEY MARKET FUND - 13.3%
51,952,678	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.09% (a) (Cost - $51,952,678)	51,952,678

	TOTAL INVESTMENTS - 101.5% (Cost - $384,716,938) (b)	$ 397,273,116
	OTHER ASSETS LESS LIABILITIES - NET - (1.5)%	(5,884,949)
	TOTAL NET ASSETS - 100.0%	$ 391,388,167

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2012.
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ 12,740,760
	Unrealized depreciation:	(184,582)
	Net unrealized appreciation:	$ 12,556,178

Long		Unrealized
Contracts		Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS
23	MSCI EAFE Index Mini December 2012
	(Underlying Face Amount at Value $1,722,930)	$ (40,580)
47	MSCI Emerging Market Index Mini December 2012
	(Underlying Face Amount at Value $2,335,900)	(23,870)
36	Russell 2000 Index Mini December 2012
	(Underlying Face Amount at Value $3,003,840)	(53,665)
56	S&P 500 Index E-Mini December 2012
	(Underlying Face Amount at Value $4,015,900)	(44,513)
34	S&P Midcap 400 Index E-Mini December 2012
	(Underlying Face Amount at Value $3,354,100)	(67,030)

	Net Unrealized Loss from Open Long Futures Contracts	$ (229,658)

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 689,716	$ -	$ -	$ 689,716
Short-Term Investment	18,582	-	-	18,582
Total	$ 708,298	$ -	$ -	$ 708,298

Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 1,556,024	$ -	$ -	$ 1,556,024
Equity Funds	1,625,331	-	-	1,625,331
Short-Term Investment	22,604	-	-	22,604
Total	$ 3,203,959	$ -	$ -	$ 3,203,959

Capital Preservation ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 315,990	$ -	$ -	$ 315,990
Equity Funds	139,698	-	-	139,698
Short-Term Investment	10,715	-	-	10,715
Total	$ 466,403	$ -	$ -	$ 466,403

Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 266,143	$ -	$ -	$ 266,143
Equity Funds	1,744,622	-	-	1,744,622
Short-Term Investment	53,496	-	-	53,496
Total	$ 2,064,261	$ -	$ -	$ 2,064,261

Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 570,856	$ -	$ -	$ 570,856
Equity Funds	1,127,630	-	-	1,127,630
Short-Term Investment	40,350	-	-	40,350
Total	$ 1,738,836	$ -	$ -	$ 1,738,836

Protected Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 110,880,478	$ -	$ -	$ 110,880,478
Equity Funds	115,692,882	-	-	115,692,882
Short-Term Investment	34,766,124	-	-	34,766,124
Total	$ 261,339,484	$ -	$ -	$ 261,339,484

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$ 214,500	$ -	$ -	$ 214,500

Protected Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 58,863,429	$ -	$ -	$ 58,863,429
Equity Funds	384,779,905	-	-	384,779,905
Short-Term Investment	68,270,458	-	-	68,270,458
Total	$ 511,913,792	$ -	$ -	$ 511,913,792

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts	$ 41,005	$ -	$ -	$ 41,005

Protected Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 116,175,625	$ -	$ -	$ 116,175,625
Equity Funds	229,144,813	-	-	229,144,813
Short-Term Investment	51,952,678	-	-	51,952,678
Total	$ 397,273,116	$ -	$ -	$ 397,273,116

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$ 229,658	$ -	$ -	$ 229,658

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and Level 2 during the current period presented.  It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – The Protected Balanced ETF Portfolio, Protected Growth ETF Portfolio and Protected Moderate Growth ETF Portfolio are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract.   If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statement of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the futures contracts disclosed in the Portfolio of Investments at September 30, 2012 is a reflection of the volume of derivative activity for the respective Portfolio.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TOPS Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/26/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/26/2012